UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Financial Opportunities Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Financial Opportunities Fund

Quarterly portfolio holdings 3/31/17

Fund's investmentsFinancial Opportunities Fund

As of 3-31-17 (unaudited)
	Shares	Value
Common stocks 103.6% (88.9% of Total investments)		$662,882,941
(Cost $357,210,606)
Financials 103.6%		662,882,941
Banks 93.5%
1st Source Corp.	121,706	5,714,097
Access National Corp. (Z)	64,733	1,943,285
Ameris Bancorp	274,471	12,653,113
Anchor Bancorp, Inc. (I)(Z)	52,992	1,361,894
Atlantic Capital Bancshares, Inc. (I)(L)(Z)	192,378	3,645,563
Avidbank Holdings, Inc. (I)	200,000	3,705,400
Bank of America Corp.	432,436	10,201,165
Bank of Marin Bancorp	58,731	3,779,340
Bankwell Financial Group, Inc.	37,539	1,290,966
Bar Harbor Bankshares	120,030	3,970,592
BB&T Corp. (L)(Z)	346,799	15,501,915
Berkshire Hills Bancorp, Inc.	338,903	12,217,453
BOK Financial Corp.	3,813	298,444
Bryn Mawr Bank Corp.	80,000	3,160,000
Cambridge Bancorp (Z)	4,316	280,540
Camden National Corp.	55,164	2,429,423
Capstar Financial Holdings, Inc. (I)(Z)	37,768	720,236
Carolina Financial Corp. (L)(Z)	70,982	2,129,460
Chemical Financial Corp. (L)(Z)	217,502	11,125,227
Citigroup, Inc.	49,519	2,962,227
Citizens Financial Group, Inc.	476,395	16,459,447
City Holding Company	39,363	2,538,126
Civista Bancshares, Inc.	43,240	958,198
Comerica, Inc.	167,706	11,501,277
Commerce Bancshares, Inc. (L)(Z)	110,463	6,203,602
Communities First Financial Corp. (I)	115,523	1,594,217
County Bancorp, Inc.	62,184	1,807,067
CU Bancorp (I)	91,813	3,640,385
Cullen/Frost Bankers, Inc. (L)(Z)	178,964	15,922,427
DNB Financial Corp. (Z)	78,515	2,669,510
Eagle Bancorp Montana, Inc. (Z)	75,106	1,513,386
Eastern Virginia Bankshares, Inc.	198,225	2,077,398
Equity Bancshares, Inc. (I)	36,055	1,145,467
Equity Bancshares, Inc., Class A (I)(L)(Z)	94,860	3,013,702
Evans Bancorp, Inc. (Z)	69,760	2,678,784
FCB Financial Holdings, Inc., Class A (I)	188,399	9,335,170
Fifth Third Bancorp	452,067	11,482,502
First Bancorp, Inc.	266,499	7,262,098
First Bancshares, Inc.	210,000	5,985,000
First Business Financial Services, Inc.	60,700	1,575,772
First Citizens BancShares, Inc., Class A (L)(Z)	15,038	5,043,294
First Colebrook Bancorp, Inc. (V)	48,750	1,035,938
First Community Corp.	136,228	2,997,016
First Connecticut Bancorp, Inc.	202,450	5,020,760
First Financial Bancorp	146,045	4,008,935
First Hawaiian, Inc.	160,968	4,816,163

2SEE NOTES TO FUND'S INVESTMENTS

Financial Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
First Merchants Corp.	118,683	$4,666,616
First Security Group, Inc. (I)	83,942	2,101,068
Flushing Financial Corp.	139,050	3,736,274
FNB Corp. (L)(Z)	913,889	13,589,529
German American Bancorp, Inc.	40,060	1,896,440
Glacier Bancorp, Inc. (L)(Z)	223,556	7,585,255
Great Southern Bancorp, Inc.	40,257	2,032,979
Great Western Bancorp, Inc. (L)(Z)	159,455	6,762,487
Hamilton State Bancshares, Inc. (I)	500,000	4,500,000
Hancock Holding Company	245,752	11,194,004
HCSB Financial Corp. (I)(V)	22,238,470	2,626,363
Heritage Commerce Corp.	506,922	7,147,600
Heritage Financial Corp.	194,590	4,816,103
Heritage Oaks Bancorp	489,384	6,533,276
HomeTown Bankshares Corp. (I)	174,720	1,696,531
Horizon Bancorp	269,724	7,072,163
Howard Bancorp, Inc. (I)	136,118	2,545,407
Independent Bank Corp. (MA)	173,570	11,282,050
Independent Bank Corp. (MI)	125,407	2,595,925
JPMorgan Chase & Co. (L)(Z)	203,805	17,902,231
KeyCorp	667,659	11,870,977
M&T Bank Corp.	117,579	18,192,999
Mackinac Financial Corp. (Z)	40,000	545,600
MainSource Financial Group, Inc.	185,504	6,108,647
MB Financial, Inc.	183,150	7,842,483
Merchants Bancshares, Inc.	56,125	2,733,288
MidWestOne Financial Group, Inc. (L)(Z)	31,763	1,089,153
MutualFirst Financial, Inc. (Z)	100,539	3,172,005
National Commerce Corp. (I)	50,542	1,849,837
Nicolet Bankshares, Inc. (I)(L)(Z)	17,188	813,680
Northrim BanCorp, Inc.	99,739	2,997,157
Oak Valley Bancorp	1,970	28,073
Old National Bancorp (L)(Z)	464,937	8,066,657
Old Second Bancorp, Inc.	202,363	2,276,584
Pacific Continental Corp.	185,636	4,548,082
PacWest Bancorp	71,112	3,787,425
Park National Corp. (L)(Z)	42,113	4,430,288
Park Sterling Corp.	585,931	7,212,811
Peoples Bancorp, Inc.	122,945	3,892,439
Pinnacle Financial Partners, Inc. (L)(Z)	108,000	7,176,600
QCR Holdings, Inc.	48,822	2,067,612
Regions Financial Corp.	542,484	7,882,293
Renasant Corp.	159,629	6,335,675
Sandy Spring Bancorp, Inc.	68,417	2,804,413
SBT Bancorp, Inc.	37,879	946,975
Shore Bancshares, Inc.	183,579	3,067,605
Sierra Bancorp (Z)	13,536	371,292
South Atlantic Bancshares (I)	241,595	2,862,901
Southern First Bancshares, Inc. (I)	131,586	4,296,283

SEE NOTES TO FUND'S INVESTMENTS3

Financial Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
Southwest Bancorp, Inc.	79,929	$2,090,143
State Bank Financial Corp.	53,182	1,389,114
Stock Yards Bancorp, Inc.	66,324	2,696,071
Sun Bancorp, Inc.	126,066	3,076,010
SunTrust Banks, Inc.	278,451	15,398,340
The Community Financial Corp. (Z)	62,497	2,249,892
The First of Long Island Corp.	57,322	1,550,560
The PNC Financial Services Group, Inc.	146,047	17,560,691
Towne Bank (L)(Z)	157,856	5,114,534
TriCo Bancshares	202,536	7,196,104
U.S. Bancorp	310,100	15,970,150
Union Bankshares Corp.	161,410	5,678,404
United Bankshares, Inc. (L)(Z)	74,856	3,162,666
Washington Trust Bancorp, Inc.	123,905	6,108,517
Wells Fargo & Company	269,099	14,978,050
Xenith Bankshares, Inc. (I)(Z)	2,905	73,700
Zions Bancorporation (L)(Z)	265,769	11,162,298
Capital markets 2.1%
Ares Capital Corp. (L)(Z)	82,244	1,429,401
Fifth Street Finance Corp. (L)(Z)	310,853	1,436,141
Intermediate Capital Group PLC	336,897	2,984,252
KKR & Company LP	233,755	4,261,354
The Blackstone Group LP	109,070	3,239,379
Consumer finance 0.5%
Capital One Financial Corp.	33,228	2,879,538
Insurance 0.4%
Gjensidige Forsikring ASA	165,452	2,520,509
Thrifts and mortgage finance 7.1%
Bank Mutual Corp.	161,841	1,521,305
BSB Bancorp, Inc. (I)	177,195	5,005,759
First Defiance Financial Corp.	110,515	5,471,598
HomeStreet, Inc. (I)(Z)	70,878	1,981,040
Provident Financial Holdings, Inc. (Z)	97,339	1,815,372
Provident Financial Services, Inc. (L)(Z)	155,989	4,032,316
Southern Missouri Bancorp, Inc.	112,188	3,984,918
United Community Financial Corp.	634,588	5,292,464
United Financial Bancorp, Inc.	268,885	4,573,734
Westbury Bancorp, Inc. (I)	88,349	1,842,077
WSFS Financial Corp.	222,599	10,228,424
Preferred securities 5.6% (4.8% of Total investments)		$35,438,477
(Cost $32,228,387)
Financials 3.2%		20,401,546
Banks 0.9%
OFG Bancorp, Series C, 8.750%	1,671	1,853,390
SB Financial Group, Inc., 6.500%	250,000	4,053,775
Capital markets 1.9%
JMP Group LLC, 7.250%	80,000	2,020,000

4SEE NOTES TO FUND'S INVESTMENTS

Financial Opportunities Fund

				Shares	Value
Financials (continued)
Capital markets (continued)
JMP Group LLC, 8.000%				82,428	$2,085,428
THL Credit, Inc., 6.750%				136,266	3,541,553
TriplePoint Venture Growth BDC Corp., 6.750%				168,000	4,292,400
Mortgage real estate investment trusts 0.4%
Arbor Realty Trust, Inc., 7.375%				100,000	2,555,000
Real estate 2.4%					15,036,931
Equity real estate investment trusts 2.4%
American Homes 4 Rent (5.500% to 3-31-21, then 10.000% thereafter) (L)(Z)				100,000	2,870,000
Bluerock Residential Growth REIT, Inc., 8.250%				84,140	2,187,640
FelCor Lodging Trust, Inc., Series A, 1.950%				86,950	2,119,841
Invesco Mortgage Capital, Inc. (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)				150,000	3,736,500
Sotherly Hotels LP, 7.000%				99,475	2,586,350
Sotherly Hotels, Inc., 8.000%				60,000	1,536,600
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 7.1% (6.1% of Total investments)					$45,674,374
(Cost $44,050,338)
Financials 7.1%					45,674,374
Banks 5.2%
Avidbank Holdings, Inc. (6.875% to 11-15-20, then 3 month LIBOR + 5.367%) (S)	6.875		11-15-25	3,000,000	3,048,750
Cadence Financial Corp. (S)	4.875		06-28-19	1,500,000	1,470,000
Cadence Financial Corp. (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (S)	6.500		03-11-25	5,000,000	5,037,500
First Business Financial Services, Inc.	6.500		09-01-24	5,000,000	5,052,532
Northeast Bancorp (6.750% to 7-1-21, then 3 month LIBOR + 5.570%)	6.750		07-01-26	5,000,000	5,000,000
Old Second Bancorp, Inc.(5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750		12-31-26	1,725,000	1,800,469
Popular, Inc.	7.000		07-01-19	6,000,000	6,262,500
VantageSouth Bancshares, Inc.	7.625		08-12-23	5,000,000	5,568,360
Diversified financial services 1.9%
Flagstar Bancorp, Inc.	6.125		07-15-21	6,000,000	6,395,400
NewStar Financial, Inc.	7.250		05-01-20	5,935,000	6,038,863
Certificate of deposit 0.0% (0.0% of Total investments)					$79,020
(Cost $78,708)
Country Bank for Savings	1.000		08-27-18	2,016	2,016
First Bank Richmond	0.990		12-05-19	21,010	21,010
First Bank System, Inc.	0.549		04-03-17	4,960	4,960
First Federal Savings Bank of Louisiana	0.100		01-05-18	3,042	3,042
Home Banks	1.739		11-04-21	18,927	19,244
Hudson Savings	0.700		04-24-17	2,158	2,158
Machias Savings Bank	0.500		05-26-17	1,965	1,965
Midstate Federal Savings and Loan	0.500		05-30-17	2,009	2,009
Milford Federal Savings and Loan Bank	0.300		04-24-17	2,034	2,032
Milford Federal Savings and Loan Bank	0.300		06-08-17	1,902	1,900
Mount McKinley Savings Bank	0.500		12-03-18	1,700	1,700
Mt. Washington Bank	0.650		10-31-17	1,899	1,899
MutualOne Bank	0.900		09-08-17	4,011	4,011
Newburyport Five Cent Savings Bank	0.700		10-19-18	2,093	2,093
Newton Savings Bank	0.450		05-30-17	1,946	1,946
OBA Federal Savings and Loan	0.390		12-15-17	1,338	1,338

SEE NOTES TO FUND'S INVESTMENTS5

Financial Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Diversified financial services (continued)
Plymouth Savings Bank	0.200		04-21-17	1,938	$1,938
Salem Five Cents Savings Bank	0.250		12-15-17	1,735	1,735
Sunshine Federal Savings and Loan Association	0.500		05-10-17	2,025	2,024
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 0.2% (0.2% of Total investments)					$1,231,978
(Cost $1,231,978)
U.S. Government Agency 0.2%					1,231,978
Federal Home Loan Bank Discount Note	0.325		04-03-17	1,232,000	1,231,978
Total investments (Cost $434,800,017)† 116.5%					$745,306,790
Other assets and liabilities, net (16.5%)					($105,407,148)
Total net assets 100.0%					$639,899,642

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 3-31-17, and is a component of the fund's leverage under the Liquidity Agreement.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund's investments.
(Z)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 3-31-17 was $117,492,227. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $94,738,298.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 3-31-17, the aggregate cost of investment securities for federal income tax purposes was $434,891,801. Net unrealized appreciation aggregated to $310,414,989, of which $311,129,722 related to appreciated investment securities and $714,733 related to depreciated investment securities.

DERIVATIVES

SWAPS

Interest rate swaps

Centrally cleared	Notional amount	Currency		USD Notional amount	Payments made by fund	Payments received by fund	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Centrally cleared	10,000,000		USD	$10,000,000	Fixed 1.4265%	3 Month LIBOR	Semi- Annual	Quarterly	Aug 2019	—	$60,333	$60,333
Centrally cleared	5,000,000		USD	5,000,000	Fixed 1.2945%	3 Month LIBOR	Semi- Annual	Quarterly	Aug 2019	—	45,758	45,758
Centrally cleared	5,000,000		USD	5,000,000	Fixed 1.5940%	3 Month LIBOR	Semi- Annual	Quarterly	Dec 2020	—	35,113	35,113
Centrally cleared	5,000,000		USD	5,000,000	Fixed 1.7895%	3 Month LIBOR	Semi- Annual	Quarterly	Aug 2022	—	76,892	76,892
				$25,000,000						—	$218,096	$218,096

Derivatives currency abbreviations
USD	United States Dollar

Derivatives abbreviations
LIBOR	London Interbank Offered Rate

See Notes to Fund's investments regarding investment transactions and other derivatives information.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of March 31, 2017, by major security category or type:

	Total value at 3-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Banks	$598,383,360	$581,442,161	$14,314,836	$2,626,363
Capital markets	13,350,527	10,366,275	2,984,252	—
Consumer finance	2,879,538	2,879,538	—	—
Insurance	2,520,509	—	2,520,509	—
Thrifts and mortgage finance	45,749,007	45,749,007	—	—
Preferred securities
Banks	5,907,165	—	5,907,165	—
Capital markets	11,939,381	11,939,381	—	—
Mortgage real estate investment trusts	2,555,000	2,555,000	—	—
Equity real estate investment trusts	15,036,931	15,036,931	—	—
Corporate bonds
Banks	33,240,111	—	22,619,219	10,620,892
Diversified financial services	12,434,263	—	12,434,263	—
Certificate of deposit	79,020	—	79,020	—
Short-term investments	1,231,978	—	1,231,978	—
Total investments in securities	$745,306,790	$669,968,293	$62,091,242	$13,247,255
Other financial instruments:
Interest rate swaps	$218,096	—	$218,096	—

       7

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Investments in securities	Common stocks	Corporate bonds	Total
Balance as of 12-31-16	$6,171,192	$10,644,227	$16,815,419
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	955,171	(23,335)	931,836
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(4,500,000)	—	(4,500,000)
Balance as of 3-31-17	$2,626,363	$10,620,892	$13,247,255
Change in unrealized at period end*	$190,339	($23,335)	$167,004

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund's Level 3 securities are outlined in the table below.

	Fair value at 3-31-17	Valuation technique	Significant unobservable inputs	Input/range
Common stocks	$2,626,363	Market Approach	Price-to-book value multiple Discount	1.74x 5%
Corporate bonds	10,620,892	Market Approach	Yield	548bps - 602bps (weighted average 574bps)
Total	$13,247,255

A change to unobservable inputs of the fund's Level 3 securities may result in changes to the fair value measurement, as follows:

Significant unobservable input	Impact to valuation if input increases	Impact to valuation if input decreases
Discount	Decrease	Increase
Price-to-book value multiple	Increase	Decrease
Yield	Decrease	Increase

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended March 31, 2017, the fund used interest rate swaps to manage against anticipated interest rate changes.

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended March 31, 2017, is set forth below:

Affiliate	Beginning share amount	Ending share amount	Realized gain (loss)	Dividend income	Ending value
First Colebrook Bancorp, Inc.

       8

Affiliate	Beginning share amount	Ending share amount	Realized gain (loss)	Dividend income	Ending value
Purchased: none Sold: none	48,750	48,750	—	$6,094	$1,035,938
HCSB Financial Corp.
Purchased: none Sold: none	22,238,470	22,238,470	—	—	2,626,363
			—	$6,094	$3,662,301

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
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	P9Q1	03/17
This report is for the information of the shareholders of John Hancock Financial Opportunities Fund.		5/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Opportunities Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 12, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 12, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	May 12, 2017